Expense Example - Federated Hermes MDT Large Cap Value Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	B 1 Year	B 3 Years	B 5 Years	B 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	SS 1 Year	SS 3 Years	SS 5 Years	SS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	663	901	1,158	1,892	749	1,015	1,257	2,081	297	609	1,047	2,065	160	496	855	1,867	96	300	520	1,155	120	375	649	1,432	88	274	477	1,061